CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	7 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
General and administrative expenses	$ 145,176	$ 161,796
Loss from operations	(145,176)	(161,796)
Other income:
Interest earned on investments held in Trust Account	585,241	585,241
Net income	$ 440,065	$ 423,445
Class A ordinary shares subject to possible redemption
Other income:
Basic weighted average shares outstanding	6,318,681	2,846,535
Diluted weighted average shares outstanding	6,318,681	2,846,535
Basic net income	$ 0.03	$ 0.04
Diluted net income	$ 0.03	$ 0.04
Class B ordinary shares
Other income:
Basic weighted average shares outstanding	6,941,392	6,790,429
Diluted weighted average shares outstanding	7,666,667	7,117,162
Basic net income	$ 0.03	$ 0.04
Diluted net income	$ 0.03	$ 0.04